Investment Risks	Oct. 31, 2025
AllianzIM Buffer20 Allocation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
AllianzIM Buffer20 Allocation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
AllianzIM Buffer20 Allocation ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

AllianzIM Buffer20 Allocation ETF | Fund-of-Funds Risk [Member]
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Fund-of-Funds Risk. Shareholders of the Fund will experience investment returns that are different than the investment returns sought by the Underlying ETFs. Unlike the Underlying ETFs, the Fund itself does not pursue a buffered strategy, nor does the Fund itself provide protection with a Buffer against losses. Because the Fund employs a laddered approach, the Fund will not realize the stated outcomes of an individual Underlying ETF. An investor in the Fund should not expect to experience any individual outcome sought by a particular Underlying ETF through an investment in the Fund. The Fund will be continuously exposed to the investment profiles of each of the Underlying ETFs. A purchaser of Shares will, therefore, have exposure to Underlying ETFs with differing profiles in terms of their potential for upside return, subject to the Cap, and potential for downside protection against losses, limited by the Buffer. An investment in the Fund may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying ETFs alone. Additionally, if an individual Underlying ETF has experienced certain levels of either gains or losses since the beginning of its Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the Buffer for the remainder of the time that it holds that Underlying ETF’s shares pursuant to the laddered approach. If one or more of the Underlying ETFs has reached its Cap at the time you invest in the Fund, you may derive no benefit from the Fund’s investment in that Underlying ETF. Likewise, if one or more of the Underlying ETFs has decreased in value below its Buffer at the time that you invest in the Fund, you may derive no protection against losses from the Fund’s investment in that Underlying ETF. The Fund, as a shareholder of the Underlying ETFs, indirectly bears its proportionate share of each Underlying ETF’s expenses.

AllianzIM Buffer20 Allocation ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. Further, because the Manager has limited discretion to change the investments in the Underlying ETFs pursuant to the Fund’s laddered approach under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocation to underlying ETFs.

AllianzIM Buffer20 Allocation ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Underlying ETFs’ value is based on the value of the SPY ETF, the Underlying ETFs’ investment performance largely depends on the investment performance and associated risks of the SPY ETF, subject to the Cap and Buffer. The Underlying ETFs are generally subject to many of the same structural risks as the Fund that are described in more detail herein, such as Non-Diversification Risk, Market Risk, Premium/Discount Risk, Management Risk, Large Shareholder Risk, Active Markets Risk, Operational Risk, Authorized Participant Concentration Risk, Trading Issues Risk, and Market Maker Risk. However, the risks of investing in an Underlying ETF also include the risks associated with the underlying investments held by the Underlying ETFs. Any risks impacting the value of an Underlying ETF will also impact the Fund and an investor’s investment in the Fund.

AllianzIM Buffer20 Allocation ETF | Tax Risk from Investment in Underlying ETFs [Member]
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Tax Risk from Investment in Underlying ETFs. The Fund has based its analysis of its qualification as a regulated investment company (“RIC”) as defined by the Code on the belief that the Underlying ETFs are themselves RICs. If an Underlying ETF were to lose its status as a RIC for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

AllianzIM Buffer20 Allocation ETF | Market Risk [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the Underlying ETFs, a FLEX Option held by such Underlying ETFs, or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Additionally, certain changes in the U.S. economy, such as a decrease in imports or exports, or changes in trade regulations, may have an adverse effect on the value of the Fund’s securities. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

AllianzIM Buffer20 Allocation ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. Thus, you may pay more (or less) than NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market.

AllianzIM Buffer20 Allocation ETF | Large Shareholder Risk [Member]
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Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

AllianzIM Buffer20 Allocation ETF | Active Markets Risk [Member]
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Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

AllianzIM Buffer20 Allocation ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors relating to the operation and valuation of the Underlying ETFs and the SPY ETF, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

AllianzIM Buffer20 Allocation ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

AllianzIM Buffer20 Allocation ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

AllianzIM Buffer20 Allocation ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

AllianzIM Buffer20 Allocation ETF | FLEX Options Risk [Member]
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FLEX Options Risk. The Underlying ETF utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Underlying ETF bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Underlying ETF may have difficulty closing out certain FLEX Options positions at desired times and prices. The Underlying ETF may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the SPY ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the SPY ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the SPY ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

AllianzIM Buffer20 Allocation ETF | Buffered Loss Risk [Member]
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Buffered Loss Risk. There can be no guarantee that the Underlying ETF will be successful in its strategy to buffer the first 20% of losses experienced by the SPY ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Underlying ETF does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

AllianzIM Buffer20 Allocation ETF | Capped Upside Return Risk [Member]
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Capped Upside Return Risk. The Underlying ETF’s strategy seeks to provide returns that match the share price returns of the SPY ETF at the end of the Outcome Period, subject to the Cap. In the event that the SPY ETF has gains in excess of the Cap for the Outcome Period, the Underlying ETF will not participate in those gains beyond the Cap. If an investor purchases or sells Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has increased relative to its share price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Underlying ETF held for the entire Outcome Period.

AllianzIM Buffer20 Allocation ETF | Upside Participation Risk [Member]
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Upside Participation Risk. There can be no guarantee that the Underlying ETF will be successful in its strategy to provide shareholders with a return that matches the share price returns of the SPY ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Underlying ETF shares during an Outcome Period, the returns realized by the investor may not match those that the Underlying ETF seeks to achieve.

AllianzIM Buffer20 Allocation ETF | Correlation Risk [Member]
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Correlation Risk. The FLEX Options held by the Underlying ETF will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Underlying ETF’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the SPY ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the SPY ETF’s share price and the remaining time until the FLEX Options expire, the value of the Underlying ETF’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the SPY ETF’s share price, and as a result, the Underlying ETF’s NAV may not increase or decrease at the same rate as the SPY ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Underlying ETF’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Underlying ETF’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

AllianzIM Buffer20 Allocation ETF | Cap Change Risk [Member]
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Cap Change Risk. A new Cap is established for the Underlying ETF at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

AllianzIM Buffer20 Allocation ETF | Investment Objective Risk [Member]
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Investment Objective Risk. Certain circumstances under which the Underlying ETF might not achieve its objective include, but are not limited, to (i) if the Underlying ETF disposes of FLEX Options during an Outcome Period or otherwise for reasons not related to its investment strategy, (ii) if the Underlying ETF is unable to maintain the proportional relationship based on the number of FLEX Options in the Underlying ETF’s portfolio, (iii) significant accrual of Underlying ETF expenses in connection with effecting the Underlying ETF’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options.

AllianzIM Buffer20 Allocation ETF | Outcome Period Risk [Member]
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Outcome Period Risk. The Underlying ETF’s investment strategy is designed to deliver returns that match the share price returns of the SPY ETF at the end of each Outcome Period, subject to the Cap and the Buffer. Therefore, if an investor purchases or sells Underlying ETF shares during an Outcome Period and does not hold Shares for the entire Outcome Period, the returns realized by the investor will not match those that the Underlying ETF seeks to achieve for the Outcome Period. In particular, an investor who does not hold Underlying ETF shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Underlying ETF for the Outcome Period. The Underlying ETF has a one-year Outcome Period beginning from the start of the month referenced in the Underlying ETF’s name. Generally, the Underlying ETF will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV, which is the Underlying ETF’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. As a result, investors should purchase the Underlying ETF’s shares immediately prior to the beginning of the Outcome Period and hold the shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Underlying ETF shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Underlying ETF for the Outcome Period. Accordingly, such investors should expect their investment returns to vary from those sought by the Underlying ETF for the Outcome Period.

AllianzIM Buffer20 Allocation ETF | Downside Risk [Member]
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Downside Risk. The Underlying ETF’s strategy seeks to provide returns that matches the share price returns of the SPY ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder of an Underlying ETF could lose their entire investment. If an investor purchases Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Underlying ETF might not achieve its objective in certain circumstances. The Underlying ETF does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

AllianzIM Buffer20 Allocation ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Underlying ETF is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses.

AllianzIM Buffer20 Allocation ETF | Valuation Risk [Member]
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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Underlying ETF, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Underlying ETF’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

AllianzIM Buffer20 Allocation ETF | Liquidity Risk [Member]
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Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying ETF’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

AllianzIM Buffer20 Allocation ETF | Tax Risk [Member]
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Tax Risk. The Underlying ETF has elected and will continue to qualify each year to be treated as a regulated RIC under Subchapter M of the Code. As a RIC, the Underlying ETF will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Underlying ETF are not entirely clear. This includes the tax aspects of the Underlying ETF’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Underlying ETF intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Underlying ETF must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Underlying ETF investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Underlying ETF will enter into. Based upon the language in the legislative history, the Underlying ETF intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Underlying ETF to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Underlying ETF may not qualify, or may be disqualified, as a RIC. If the Underlying ETF does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Underlying ETF’s taxable income will be subject to tax at the Underlying ETF level and to a further tax at the shareholder level when such income is distributed.

AllianzIM Buffer20 Allocation ETF | SPY ETF Risk [Member]
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SPY ETF Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, and therefore the Underlying ETF’s investment performance largely depends on the investment performance of the SPY ETF. The value of the SPY ETF will fluctuate over time based on fluctuations in the values of the securities held by the SPY ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the SPY ETF and, in turn, the value of the Underlying ETF’s investments. The SPY ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the SPY ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

AllianzIM Buffer20 Allocation ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF. Because the SPY ETF has exposure to the equity securities markets, the Underlying ETF has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

AllianzIM Buffer20 Allocation ETF | Large-Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, which tracks the Underlying Index, which includes approximately 500 large-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.

AllianzIM Buffer20 Allocation ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, which tracks the Underlying Index, which, as of January 31, 2026, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

AllianzIM Buffer20 Allocation ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk. The Underlying ETF may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Underlying ETF engages in full or partial cash creation and redemption transactions, an investment in the Underlying ETF may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Underlying ETF effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Underlying ETF may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Underlying ETF sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Underlying ETF shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Underlying ETF shares than for other ETFs.

AllianzIM 6 Month Buffer10 Allocation ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
AllianzIM 6 Month Buffer10 Allocation ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
AllianzIM 6 Month Buffer10 Allocation ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

AllianzIM 6 Month Buffer10 Allocation ETF | Fund-of-Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund-of-Funds Risk. Shareholders of the Fund will experience investment returns that are different than the investment returns sought by the Underlying ETFs. Unlike the Underlying ETFs, the Fund itself does not pursue a buffered strategy, nor does the Fund itself provide protection with a Buffer against losses. Because the Fund employs a laddered approach, the Fund will not realize the stated outcomes of an individual Underlying ETF. An investor in the Fund should not expect to experience any individual outcome sought by a particular Underlying ETF through an investment in the Fund. The Fund will be continuously exposed to the investment profiles of each of the Underlying ETFs. A purchaser of Shares will, therefore, have exposure to Underlying ETFs with differing profiles in terms of their potential for upside return, subject to the Cap, and potential for downside protection against losses, limited by the Buffer. An investment in the Fund may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying ETFs alone. Additionally, if an individual Underlying ETF has experienced certain levels of either gains or losses since the beginning of its Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the Buffer for the remainder of the time that it holds that Underlying ETF’s shares pursuant to the laddered approach. If one or more of the Underlying ETFs has reached its Cap at the time you invest in the Fund, you may derive no benefit from the Fund’s investment in that Underlying ETF. Likewise, if one or more of the Underlying ETFs has decreased in value below its Buffer at the time that you invest in the Fund, you may derive no protection against losses from the Fund’s investment in that Underlying ETF. The Fund, as a shareholder of the Underlying ETFs, indirectly bears its proportionate share of each Underlying ETF’s expenses.

AllianzIM 6 Month Buffer10 Allocation ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. Further, because the Manager has limited discretion to change the investments in the Underlying ETFs pursuant to the Fund’s laddered approach under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocation to underlying ETFs.

AllianzIM 6 Month Buffer10 Allocation ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Underlying ETFs’ value is based on the value of the SPY ETF, the Underlying ETFs’ investment performance largely depends on the investment performance and associated risks of the SPY ETF, subject to the Cap and Buffer. The Underlying ETFs are generally subject to many of the same structural risks as the Fund that are described in more detail herein, such as Non-Diversification Risk, Market Risk, Premium/Discount Risk, Management Risk, Large Shareholder Risk, Active Markets Risk, Operational Risk, Authorized Participant Concentration Risk, Trading Issues Risk, and Market Maker Risk. However, the risks of investing in an Underlying ETF also include the risks associated with the underlying investments held by the Underlying ETFs. Any risks impacting the value of an Underlying ETF will also impact the Fund and an investor’s investment in the Fund.

AllianzIM 6 Month Buffer10 Allocation ETF | Tax Risk from Investment in Underlying ETFs [Member]
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Tax Risk from Investment in Underlying ETFs. The Fund has based its analysis of its qualification as a regulated investment company (“RIC”) as defined by the Code on the belief that the Underlying ETFs are themselves RICs. If an Underlying ETF were to lose its status as a RIC for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

AllianzIM 6 Month Buffer10 Allocation ETF | Market Risk [Member]
Prospectus [Line Items]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the Underlying ETFs, a FLEX Option held by such Underlying ETFs, or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Additionally, certain changes in the U.S. economy, such as a decrease in imports or exports, or changes in trade regulations, may have an adverse effect on the value of the Fund’s securities. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Shares and could result in increased market volatility. During any such events, the Shares may trade at increased premiums or discounts to their NAV.

AllianzIM 6 Month Buffer10 Allocation ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the exchange on which the Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. Thus, you may pay more (or less) than NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market.

AllianzIM 6 Month Buffer10 Allocation ETF | Large Shareholder Risk [Member]
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Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, or other funds or accounts advised by the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

AllianzIM 6 Month Buffer10 Allocation ETF | Active Markets Risk [Member]
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Active Markets Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of Shares and their underlying value and wider bid-ask spreads. Shares of the Fund could decline in value or underperform other investments.

AllianzIM 6 Month Buffer10 Allocation ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors relating to the operation and valuation of the Underlying ETFs and the SPY ETF, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

AllianzIM 6 Month Buffer10 Allocation ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

AllianzIM 6 Month Buffer10 Allocation ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

AllianzIM 6 Month Buffer10 Allocation ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Shares.

AllianzIM 6 Month Buffer10 Allocation ETF | FLEX Options Risk [Member]
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FLEX Options Risk. The Underlying ETF utilizes FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Underlying ETF bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Underlying ETF may have difficulty closing out certain FLEX Options positions at desired times and prices. The Underlying ETF may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the SPY ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the SPY ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the SPY ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

AllianzIM 6 Month Buffer10 Allocation ETF | Buffered Loss Risk [Member]
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Buffered Loss Risk. There can be no guarantee that the Underlying ETF will be successful in its strategy to buffer the first 10% of losses experienced by the SPY ETF in an Outcome Period. A shareholder may lose their entire investment. If an investor purchases or sells Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Underlying ETF does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

AllianzIM 6 Month Buffer10 Allocation ETF | Capped Upside Return Risk [Member]
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Capped Upside Return Risk. The Underlying ETF’s strategy seeks to provide returns that match the share price returns of the SPY ETF at the end of the Outcome Period, subject to the Cap. In the event that the SPY ETF has gains in excess of the Cap for the Outcome Period, the Underlying ETF will not participate in those gains beyond the Cap. If an investor purchases or sells Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has increased relative to its share price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their shares for that Outcome Period. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in the Underlying ETF held for the entire Outcome Period.

AllianzIM 6 Month Buffer10 Allocation ETF | Upside Participation Risk [Member]
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Upside Participation Risk. There can be no guarantee that the Underlying ETF will be successful in its strategy to provide shareholders with a return that matches the share price returns of the SPY ETF at the end of an Outcome Period, subject to the Cap. If an investor purchases or sells Underlying ETF shares during an Outcome Period, the returns realized by the investor may not match those that the Underlying ETF seeks to achieve.

AllianzIM 6 Month Buffer10 Allocation ETF | Correlation Risk [Member]
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Correlation Risk. The FLEX Options held by the Underlying ETF will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Underlying ETF’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the SPY ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the SPY ETF’s share price and the remaining time until the FLEX Options expire, the value of the Underlying ETF’s FLEX Options positions is not anticipated to increase or decrease at the same rate as, and it is possible the value may move in different directions from, the SPY ETF’s share price, and as a result, the Underlying ETF’s NAV may not increase or decrease at the same rate as the SPY ETF’s share price. Similarly, the components of the FLEX Option’s value are anticipated to impact the effect of the Buffer on the Underlying ETF’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Underlying ETF’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

AllianzIM 6 Month Buffer10 Allocation ETF | Cap Change Risk [Member]
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Cap Change Risk. A new Cap is established for the Underlying ETF at the beginning of each Outcome Period and is dependent on market conditions generally on the business day immediately prior to the beginning of the Outcome Period. As such, the Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

AllianzIM 6 Month Buffer10 Allocation ETF | Investment Objective Risk [Member]
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Investment Objective Risk. Certain circumstances under which the Underlying ETF might not achieve its objective include, but are not limited, to (i) if the Underlying ETF disposes of FLEX Options during an Outcome Period or otherwise for reasons not related to its investment strategy, (ii) if the Underlying ETF is unable to maintain the proportional relationship based on the number of FLEX Options in the Underlying ETF’s portfolio, (iii) significant accrual of Underlying ETF expenses in connection with effecting the Underlying ETF’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options.

AllianzIM 6 Month Buffer10 Allocation ETF | Outcome Period Risk [Member]
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Outcome Period Risk. The Underlying ETF’s investment strategy is designed to deliver returns that match the share price returns of the SPY ETF at the end of each Outcome Period, subject to the Cap and the Buffer. Therefore, if an investor purchases or sells Underlying ETF shares during an Outcome Period and does not hold Shares for the entire Outcome Period, the returns realized by the investor will not match those that the Underlying ETF seeks to achieve for the Outcome Period. In particular, an investor who does not hold Underlying ETF shares for the entire Outcome Period may not receive the full intended benefit of the Buffer, may experience little or no upside gain due to the Cap, and may not experience investment returns equal to the investment returns sought by the Underlying ETF for the Outcome Period. The Underlying ETF has consecutive six-month Outcome Periods beginning from the start of the months referenced in the Underlying ETF’s name. Generally, the Underlying ETF will enter into the FLEX Options for an Outcome Period on the business day immediately prior to the first day of the Outcome Period, and the FLEX Options of an Outcome Period will expire on the last business day of the Outcome Period. The Cap for each Outcome Period is also determined based on market conditions on the business day prior to the beginning of the Outcome Period. The outcomes are based on the Outcome NAV, which is the Underlying ETF’s NAV calculated at the close of the market on the business day prior to the first day of the Outcome Period. As a result, investors should purchase the Underlying ETF’s shares immediately prior to the beginning of the Outcome Period and hold the shares until the end of the Outcome Period. In addition, an investor cannot expect to purchase Underlying ETF shares precisely at the beginning of the Outcome Period or precisely at the price of the Outcome NAV, or sell shares precisely at the end of the Outcome Period or precisely at the price of the last calculated NAV of the Outcome Period, and thereby experience precisely the investment returns sought by the Underlying ETF for the Outcome Period. Accordingly, such investors should expect their investment returns to vary from those sought by the Underlying ETF for the Outcome Period.

AllianzIM 6 Month Buffer10 Allocation ETF | Downside Risk [Member]
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Downside Risk. The Underlying ETF’s strategy seeks to provide returns that matches the share price returns of the SPY ETF at the end of an entire Outcome Period, subject to the Cap, while limiting, or providing a buffer against, downside losses. Despite the intended Buffer, a shareholder of an Underlying ETF could lose their entire investment. If an investor purchases Underlying ETF shares during an Outcome Period after the SPY ETF’s share price has decreased during an Outcome Period, the investor may receive less, or none, of the intended benefit of the Buffer. The Underlying ETF might not achieve its objective in certain circumstances. The Underlying ETF does not provide principal protection or protection of gains and an investor may experience significant losses on their investment, including loss of their entire investment.

AllianzIM 6 Month Buffer10 Allocation ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Underlying ETF is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying ETF could suffer significant losses.

AllianzIM 6 Month Buffer10 Allocation ETF | Valuation Risk [Member]
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Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Underlying ETF, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Underlying ETF’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

AllianzIM 6 Month Buffer10 Allocation ETF | Liquidity Risk [Member]
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Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying ETF’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

AllianzIM 6 Month Buffer10 Allocation ETF | Tax Risk [Member]
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Tax Risk. The Underlying ETF has elected and will continue to qualify each year to be treated as a regulated RIC under Subchapter M of the Code. As a RIC, the Underlying ETF will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Underlying ETF are not entirely clear. This includes the tax aspects of the Underlying ETF’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term capital gains or losses. The Underlying ETF intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. To maintain its status as a RIC, the Underlying ETF must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Underlying ETF investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Underlying ETF will enter into. Based upon the language in the legislative history, the Underlying ETF intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Underlying ETF to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Underlying ETF may not qualify, or may be disqualified, as a RIC. If the Underlying ETF does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Underlying ETF’s taxable income will be subject to tax at the Underlying ETF level and to a further tax at the shareholder level when such income is distributed.

AllianzIM 6 Month Buffer10 Allocation ETF | SPY ETF Risk [Member]
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SPY ETF Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, and therefore the Underlying ETF’s investment performance largely depends on the investment performance of the SPY ETF. The value of the SPY ETF will fluctuate over time based on fluctuations in the values of the securities held by the SPY ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the SPY ETF and, in turn, the value of the Underlying ETF’s investments. The SPY ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the SPY ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

AllianzIM 6 Month Buffer10 Allocation ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF. Because the SPY ETF has exposure to the equity securities markets, the Underlying ETF has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including economic and political developments, changes in interest rates, war, acts of terrorism, public health issues, or other events. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as investors’ perceptions of and confidence in their issuers change. These investor perceptions are based on various and unpredictable factors, including many of the same factors already mentioned.

AllianzIM 6 Month Buffer10 Allocation ETF | Large-Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, which tracks the Underlying Index, which includes approximately 500 large-capitalization companies. Such large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets or other part of the securities markets, such as smaller-or mid-capitalization companies.

AllianzIM 6 Month Buffer10 Allocation ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Underlying ETF invests in FLEX Options that derive their value from the SPY ETF, which tracks the Underlying Index, which, as of January 31, 2026, has significant exposure to the information technology sector. Information technology companies may have limited product lines, markets, financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

AllianzIM 6 Month Buffer10 Allocation ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk. The Underlying ETF may effectuate creations and redemptions solely or partially for cash, rather than in-kind. To the extent the Underlying ETF engages in full or partial cash creation and redemption transactions, an investment in the Underlying ETF may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Underlying ETF effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Underlying ETF may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Underlying ETF sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Underlying ETF shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Underlying ETF shares than for other ETFs.